Unaudited Interim Condensed Consolidated Statement of Cash Flows - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Net cash (used in) / provided by operating activities
Net cash (used in) / provided by operating activities	$ (44)	$ 6,321
Cash flows from investing activities:
Vessels' improvements	(598)	(89)
Acquisition of a subsidiary, net of cash acquired	(4,151)	0
Leasehold improvements	(14)	0
Equity method investment	0	(2,464)
Proceeds from sale of vessels	50,500	20,220
Lease prepayments and other initial direct costs	0	(8,003)
Net cash provided by investing activities	45,737	9,664
Cash flows from financing activities:
Payments for repurchase of common stock	(107)	(469)
Due to related parties	179	0
Proceeds from related party loan	2,000	0
Proceeds from long-term debt and other financial liabilities	0	47,145
Payments of related party loan	(2,000)	0
Payments of financing and stock issuance costs	(20)	(1,409)
Payments of finance lease liabilities	(1,512)	(31,612)
Dividends paid	(843)	(1,979)
Repayments of long-term debt and other financial liabilities	(30,030)	(30,751)
Net cash used in financing activities	(32,333)	(19,075)
Net increase/(decrease) in cash and cash equivalents and restricted cash	13,360	(3,090)
Cash and cash equivalents and restricted cash at beginning of period	6,762	14,501
Cash and cash equivalents and restricted cash at end of period	20,122	11,411
Cash paid during the period for:
Interest paid	4,841	5,713
Deposit	0	1,155
Noncash investing activities:
Vessels' improvements	(28)	(2)
Leasehold improvements	(127)	0
Right-of use assets and initial direct costs	0	(20,674)
Noncash financing activities:
Dividends on common stock and participating non vested restricted stock awards declared but not paid	(276)	(664)
Financing and stock issuance stocks	0	(208)
Equity method investment	$ 0	$ (18)